Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000027311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000027311 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Shares 5 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000027311 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000027311 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000225453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000225453 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Shares 5 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000225453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000225453 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000027305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000027305 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027305 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027305 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027305 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027305 [Member] | Goodman Group Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027305 [Member] | HDFC Bank Ltd ADR India [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027305 [Member] | SK Hynix Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027305 [Member] | REA Group Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027305 [Member] | Aristocrat Leisure Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027305 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027305 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027305 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027305 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027305 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027305 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000027305 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027305 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027305 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	14.90%
C000027305 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027305 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027305 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	22.80%
C000027305 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027305 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000027306 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027306 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027306 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027306 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027306 [Member] | Goodman Group Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027306 [Member] | HDFC Bank Ltd ADR India [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027306 [Member] | SK Hynix Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027306 [Member] | REA Group Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027306 [Member] | Aristocrat Leisure Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027306 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027306 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027306 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027306 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000027306 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027306 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027306 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	14.90%
C000027306 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027306 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027306 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	22.80%
C000027306 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027306 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000027310 [Member] | FHLMC 3 000 04 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027310 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027310 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027310 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027310 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027310 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027310 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | FHLMC 3 500 02 01 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | FHLMC 4 500 12 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027310 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027310 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000027310 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027310 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000027310 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000027310 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000027310 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027310 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000027310 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027310 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000027310 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027310 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027310 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000027310 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000125498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000125498 [Member] | FHLMC 3 000 04 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125498 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125498 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125498 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125498 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125498 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125498 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | FHLMC 3 500 02 01 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | FHLMC 4 500 12 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125498 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125498 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125498 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125498 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000125498 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000125498 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000125498 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000125498 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000125498 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125498 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000125498 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125498 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125498 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000125498 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%